(ICON)
Prudential
Global
Limited
Maturity
Fund, Inc.

Limited Maturity
Portfolio
ANNUAL
REPORT
Oct. 31, 1997
(LOGO)

Prudential Global Limited Maturity Fund, Inc.
Limited Maturity Portfolio

Performance At A Glance.
Tame inflation helped support world bond prices during the past year, soothing investor concern that rising inflationary pressures might erode the value of their bonds' fixed interest and principal payments. World bonds returns, however, were modest when translated into U.S. dollars because the dollar strengthened against many currencies. The
Prudential Global Limited Maturity
Fund-Limited Maturity Portfolio beat the return on the average global income fund tracked by Lipper Analytical Services by limiting investments in the emerging markets to better quality bonds, increasing exposure to the U.S.
dollar and initiating a position in Swedish bonds.

Cumulative Total Returns1
As of 10/31/97

                             One
Five                 Since
                             Year
Years              Inception2
          Class A               5.14%
31.28%             45.01%
          Class B               4.59
27.23              38.14
          Class C               4.59
N/A              23.02
          Class Z                N/A
N/A               3.53
          Lipper Global
          Income Fund Avg3      4.69
39.42               ***

Average Annual Total Returns1
As of 9/30/97

                             One
Five                 Since
                             Year
Years              Inception2
          Class A               4.85%
5.48%              5.21%
          Class B               4.52
5.46               4.94
          Class C               6.52
N/A               7.11

Past performance is not indicative of future results. Total return and principal will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund
Management and Lipper Analytical
Services. The cumulative total returns do not take into account sales charges.
The average annual total returns do take into account sales charges. The Fund charges a maximum front-end sales load of 3% for Class A shares. Class B shares are subject to a declining contingent deferred sales charge (CDSC) of
3%, 2%, 1% and 1% over four years. Class C shares have a 1% CDSC for one year.
Class B shares will automatically convert to Class A shares on a quarterly basis after approximately five years. Class Z shares do not carry sales charges or distribution fees. Since Class Z shares have been in existence less than one year, no average annual total returns are presented.

2 Inception dates: 11/1/90 for Class A and
Class B shares; 8/1/94 for Class C
shares; 1/27/97 for Class Z shares.

3 This is the Lipper Global Income Fund
Average of 137 funds for one year and
48 funds for five years.

4 Lipper Since Inception returns were: Class
A & B, 64.75%; Class C, 31.92%;
and Class Z, 3.64% for all funds in each share class.

           How Investments Compared.
               (As of 10/31/97)
                   (GRAPH)
U.S.      General      General      Money
Growth     Bond       Muni Debt     Market
Funds      Funds        Funds        Funds

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different -- we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher returns means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical
20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate
(sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

Money Market Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Gabriel Irwin and Simon Wells, Fund Managers
Portfolio
Managers' Report
(PHOTOS)

The Fund seeks total return by investing primarily in debt securities denominated in the U.S. dollar and a range of foreign currencies. The Fund's weighted average maturity ranges from more than two but less than five years, with each security generally maturing in no more than 10 years. The Fund may invest up to 20% of total investments in securities rated below investment grade, but with a minimum rating of single B by Moody's Investors Service or
Standard & Poor's or another nationally
recognized credit rating organization.
The Fund is nondiversified, meaning it may invest more than 5% of its total investments in the securities of one or more issuers. This carries greater risk and greater share price volatility than investments held in a more diversified portfolio.

We Are Vigilant.
Your Fund avoided much of the difficulties stemming from the financial uncertainty that began in Southeast Asia because we held only one position in that region. When warning signs emerged early in the summer, we took steps to reduce the Fund's risk by entering into forward contracts to sell Indonesian rupiahs. This removed the risk of owning rupiahs from the Fund's Indonesian bonds.

Strategy Session.
Robust U.S. economic growth and deteriorating financial conditions in East
Asia concerned global bond investors over the past 12 months. Solid consumer spending helped power the vigorous U.S.
economic expansion. Historically, such
fast growth has kindled higher inflation so investors expected the Federal
Reserve to increase the federal funds rate
(what banks charge each other for
overnight loans) to rein in the economy.
Investors pushed prices on U.S.
Treasury securities and some world bonds lower (and yields higher) in anticipation of a change in monetary policy.
We scaled back duration (a
measure of the Fund's sensitivity to interest rate changes) to protect the value of the Fund as the market declined. On
March 25, the federal funds rate
was raised to 5.50%.

Expecting another federal funds rate rise in May, investors drove bond prices lower in April. But as they realized the central bank did not need to move again because inflationary pressures were unexpectedly mild, Treasuries rallied, pulling global bond prices higher.
Under these opportune conditions,
we lengthened the Fund's duration to take better advantage of bond gains.

The financial whirlwind that swept through East Asia spread through global stock, bond and currency markets. Noting signs of financial fragility in
Southeast Asia stemming from unsound banking practices, we entered into forward contracts this summer to sell
Indonesian rupiahs and remove the risk
of owning rupiahs from the Fund's Indonesian bonds, which were the Fund's only holding in that region.

       Portfolio Composition.
Sectors expressed as a percentage of
  total investments as of 10/31/97.
            (PIE CHART)

What Went Well.

Playing It Safe.
Emerging markets bonds typically carry higher yields and greater risks than bonds of developed countries. We therefore adopted a conservative approach to investing in Mexico, Colombia, Argentina,
Lithuania and other developing
nations by purchasing bonds issued by
governments or select corporations. For
most of the year, these bonds performed very well, trading more in line with U.S. Treasuries. Then the East Asian financial crisis triggered a widespread selloff in the emerging markets in October.
Fortunately, our higher quality
bonds weathered the sharp decline far better than more risky emerging markets bonds.

Greenback Gains.
The nearly ideal combination of robust
economic growth and surprisingly
subdued inflation helped push the U.S. dollar higher against a variety of currencies for much of the reporting period.
U.S. Treasuries also gained
under these favorable conditions. We took advantage of this positive trend by increasing the Fund's holdings of bonds denominated in U.S. dollars.

Smorgasbord!
We feasted on Swedish bonds, which climbed to 5.5% of the Fund's total investments by October 31, 1997 from zero at the start of the reporting period. A favorable inflation outlook lured us to Sweden's bond market. We were not disappointed as a strong rally drove government bond prices higher until the yield on the 10 year benchmark bond fell to 5.93% in October, a record low.

And Not So Well.

A Bit Slow.
Because of concern that a second federal funds rate increase was imminent, we were reluctant in the spring to extend your Fund's duration to enable it to gain more rapidly if bond prices rose. We worried that a longer duration would hurt if the federal funds rate were increased again and bond prices fell. As it turned out, monetary policy remained unchanged. While we eventually extended duration to 3.4 years from 2.8 years, the Fund's performance would have been better had we acted sooner.

Five Largest Issuers.
9.0%           Queensland Treasury
               Govt. Bonds
8.4%           U.S. Treasury Notes
5.5%           Swedish Govt. Bonds
4.9%           Danish Govt. Bonds
4.7%           Spanish Govt. Bonds
Expressed as a percentage of net assetsas of 10/31/97.

Looking Ahead.
The deflationary winds blowing from Southeast
Asia could help lift prices of
U.S. Treasuries and Western European
government bonds over the next six
months. With factories around the world
churning out cars, electronics and
other products, supply could exceed demand, particularly if lingering economic woes cause East Asian consumers to spend less. Overcapacity in world markets could then result in declining inflation in some countries and head off incipient price pressures in the United
States, which might benefit Treasuries
and Western European government bonds.
Furthermore, if the recent decline
discourages some investors from returning to emerging markets bonds,
Treasuries and core European government bonds could rack up even more gains.

---------------------------------------------
----------------------------------
                                1

President's Letter
December 18, 1997
(PHOTO)
                    It Was Another Good Year.
Dear Shareholder:
By many measures 1997 was another good year for investors. The economy continued its sixth straight year of moderate growth. Inflation remained subdued and unemployment fell to record lows.
Thanks to this favorable
environment, the stock market posted its third year of double-digit returns while bond values rose as yields declined to five-year lows.

There were periods of uncertainty, of course.
The financial markets declined
significantly three times during the year.
Yet following each episode the
markets rebounded as investors took advantage of buying opportunities. That is very important because it shows that investors today are not easily swayed by temporary setbacks -- they choose to stay the course and are investing for the long term.

As we begin a new year, here are a few
thoughts to help guide your investment
decisions:

-  Keep your investment expectations
realistic. Seasoned investors know that
financial markets rise and fall -- as will the value of their holdings. Over time, however, stocks have been shown to produce very attractive returns. In fact, the S&P 500 rose more than 280% from the time of the last major market decline (October 31, 1987) through December
31, 1996, according to Lipper
Analytical Services.

- Don't make rash decisions. If you have an investment plan, stick to it.
(If you don't have one, see your Prudential
Financial Professional.) While
past performance is not indicative of future results, many investors have profited by the long-term growth prospects of stocks and income producing potential of bonds.

- Review your portfolio. Sit down with your Prudential Securities Financial
Advisor or Pruco Securities Registered
Representative today. Your Prudential
professional can advise you on financial strategies and explain important new developments, such as the federal Taxpayer
Relief Act of 1997, which may
change the way you save for college, a
retirement nest egg or other long-term
financial goal.

Thank you for your continued confidence in Prudential Mutual Funds &
Annuities. In 1998, we'll do everything we can to keep you informed and earn your trust.

Sincerely,

Brian M. Storms
President, Prudential Mutual Funds &
Annuities

---------------------------------------------
----------------------------------
                                2

                               PRUDENTIAL
GLOBAL LIMITED
Portfolio of Investments       MATURITY FUND,
INC.
as of October 31, 1997         LIMITED
MATURITY PORTFOLIO
---------------------------------------------
---------------

Principal
US$
Amount
Value
(000)        Description
(Note 1)
---------------------------------------------
---------------
LONG-TERM INVESTMENTS--81.2%
---------------------------------------------
---------------
Australia--10.0%
A$   1,250   Federal National Mortgage
                Association,
                6.375%, 8/15/07
$   892,032
             Queensland Treasury Corporation,
     4,500   8.00%, 8/14/01
3,424,364
     6,000   8.00%, 5/14/03
4,639,597

-----------

8,955,993
---------------------------------------------
---------------
Canada--9.3%
C$   4,000   British Columbia Provincial
                Bonds,
                7.75%, 6/16/03
3,179,928
     4,000   Canadian Government Bonds,
                9.00%, 12/1/04
3,455,702
     2,000   Province of Quebec,
                9.25%, 4/1/02
1,643,271

-----------

8,278,901
---------------------------------------------
---------------
Denmark--4.9%
DKr 27,000   Danish Government Bonds,
                7.00%, 12/15/04
4,376,624
---------------------------------------------
---------------
Germany--6.0%
DM   3,000   Ministry Of Finance, (Russia),
                9.00%, 3/25/04
1,641,432
     3,000   Republic of Columbia,
                7.25%, 12/21/00
1,809,050
     3,000   Tokyo Gas Co. Ltd.,
                7.00%, 7/27/05
1,869,844

-----------

5,320,326
---------------------------------------------
---------------
Greece--2.3%
             Hellenic Republic,
GRD243,500     10.70%, 12/31/99
840,673
   325,000     12.60%, 12/31/03, FRN
1,163,826

-----------

2,004,499
Hungary--0.4%
HUF 65,000   Hungarian Government Bonds,
                16.50%, 4/12/99
$   324,784
---------------------------------------------
---------------
Netherlands--2.7%
NLG  2,500   Dutch Government Bonds,
                6.50%, 4/15/03
1,364,395
     2,000   Republic of Argentina,
                7.625%, 7/5/99
1,053,780

-----------

2,418,175
---------------------------------------------
---------------
New Zealand--3.9%
NZ$    750   Canadian Government Bonds,
                6.625%, 10/3/07
461,594
     1,750   Federal National Mortgage
                Association,
                7.25%, 6/20/02
1,097,777
     3,000   New Zealand Government Bonds,
                8.00%, 2/15/01
1,933,321

-----------

3,492,692
---------------------------------------------
---------------
Spain--4.7%
             Spanish Government Bonds,
Pts300,000     10.30%, 6/15/02
2,453,433
   225,000      8.00%, 5/30/04
1,735,492

-----------

4,188,925
---------------------------------------------
---------------
Sweden--5.5%
SEK 37,000   Swedish Government Bonds,
                6.00%, 2/9/05
4,872,578
---------------------------------------------
---------------
United Kingdom--7.9%
BP     500   Banco Nacional de Comercio
                Exterior SNC,
                8.75%, 9/28/00
801,642

---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     3

                               PRUDENTIAL
GLOBAL LIMITED
Portfolio of Investments       MATURITY FUND,
INC.
as of October 31, 1997         LIMITED
MATURITY PORTFOLIO
---------------------------------------------
---------------

Principal
US$
Amount
Value
(000)        Description
(Note 1)
---------------------------------------------
---------------
United Kingdom (cont'd.)
BP   1,300   Powergen PLC,
                8.875%, 3/26/03
$ 2,326,124
     2,200   United Kingdom Treasury Bonds,
                7.75%, 9/8/06
3,955,611

-----------

7,083,377
---------------------------------------------
---------------
United States--23.6%
Central Banks--2.8%
US$    750   Banco del Estado Chile,
                8.39%, 8/1/01
795,000
     1,750   National Bank of Romania,
                9.75%, 6/25/99
1,732,500

-----------

2,527,500
---------------------------------------------
---------------
Corporate Bonds--4.5%
     1,000   Cadbury Schweppes, PLC,
                6.25%, 10/4/99
1,004,000
     2,000   Ford Motor Credit Co.,
                6.25%, 11/8/00
2,011,000
     1,000   Petroleas Mexicano, FRN,
                6.7188%, 3/8/99
995,000

-----------

4,010,000
---------------------------------------------
---------------
Sovereign Bonds--7.9%
       500   Jamaican Government Bonds,
                9.625%, 7/2/02
477,500
     1,000   Ministry Of Finance, (Russia),
                10.00%, 6/26/07
900,000
     1,750   Municpality of Rio De Janeiro,
                10.375%, 7/12/99
1,776,250
       480   Republic of Argentina, FRB,
                6.6875%, 3/31/05
409,200
     1,200   Republic of Brazil, IDU,
                6.8125%, 1/1/01
713,369
       944   Republic of Croatia, FRN,
                6.625%, 7/31/06
830,822
US$    400   Republic of Lithuania,
                7.125%, 7/22/02
$   388,000
       500   Sultan of Oman,
                7.125%, 3/20/02
501,250
     1,015   Trinidad & Tobago Republic,
                9.75%, 11/3/00
1,040,375

-----------

7,036,766
---------------------------------------------
---------------
U.S. Government Obligations--8.4%
             United States Treasury Notes,
     4,500   6.125%, 9/30/00
4,547,790
     1,000   7.875%, 11/15/04
1,114,840
     1,750   6.25%, 2/15/07
1,793,208

-----------

7,455,838

-----------

21,030,104

-----------
             Total long-term investments
                (cost US$73,933,445)
72,346,978

-----------
SHORT-TERM INVESTMENTS--16.3%
---------------------------------------------
---------------
Hungary--0.7%
HUF  120,000  Hungarian Government Bonds,
                23.50%, 5/17/98
626,919
---------------------------------------------
---------------
Indonesia--0.9%
IDR1,000,000  Bank Negara Indonesia, NCD,
                25.00%(a), 12/7/97
270,910
   2,000,000  Bank Tabungan Negara, NCD,
                25.00%(a), 2/18/98
519,570

-----------

790,480
---------------------------------------------
---------------
Poland--0.2%
PLN      750  Polish Government Bonds,
                16.00%, 10/12/98
201,211
---------------------------------------------
---------------
Spain--1.4%
Pts 180,000   Republic of Argentina,
                12.80%, 12/9/97
1,240,188

---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     4

                               PRUDENTIAL
GLOBAL LIMITED
Portfolio of Investments       MATURITY FUND,
INC.
as of October 31, 1997         LIMITED
MATURITY PORTFOLIO
---------------------------------------------
---------------

Principal
US$
Amount
Value
(000)        Description
(Note 1)
---------------------------------------------
---------------
United States--13.1%
Corporate Bonds--7.4%
US$  3,080   Empresa de Petroleos,
                7.25%, 7/8/98
$ 3,061,520
     2,500   Empresas La Moderna S.A. de
C.V.,
                10.25%, 11/12/97
2,501,563
     1,000   Nacional Financiera SNC,
                5.875%, 2/17/98
995,500

-----------

6,558,583
---------------------------------------------
---------------
Repurchase Agreement--2.0%
     1,821   Joint Repurchase Agreement
                Account,
                5.70%, 11/3/97, (Note 5)
1,821,000
---------------------------------------------
---------------
Sovereign Bonds--2.2%
     2,000   Communidad de Madrid,
                5.75%, 7/8/98
1,996,000
Supranational Bonds--1.5%
US$  1,300   Corporacion Andina de Formento,
                7.25%, 4/30/98
$ 1,308,450

-----------

11,684,033

-----------
             Total short-term investments
                (cost US$15,432,441)
14,542,831

-----------
---------------------------------------------
---------------
Total Investments--97.5%
             (cost US$89,365,886; Note 4)
86,889,809
             Other assets in excess of
                liabilities--2.5%
2,268,519

-----------
             Net Assets--100%
$89,158,328

-----------

-----------

---------------
Portfolio securities are classified by
country according to the security's
currency denomination.
(a) Percentages quoted represent yield-to-
maturity as of purchase date.
FRB--Floating Rate Bond.
FRN--Floating Rate Note.
IDU--Interest Due and Unpaid Bonds.
NCD--Negotiable Certificates of Deposit.
---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     5

PRUDENTIAL GLOBAL LIMITED

MATURITY FUND, INC.
Statement of Assets and Liabilities
LIMITED MATURITY PORTFOLIO
---------------------------------------------
-----------------------------------

Assets
October 31, 1997
Investments, at value (cost
$89,365,886).................................
 .................................      $
86,889,809
Foreign currency, at value (cost
$381,190)....................................
 ............................
382,422
Cash.........................................
 .............................................
 ................                  796
Interest
receivable...................................
 .............................................
 .......            2,653,754
Receivable for investments
sold.........................................
 ..................................
539,471
Forward currency contracts - net amount
receivable from
counterparties...............................
 .....              496,987
Receivable for Fund shares
sold.........................................
 ..................................
870
Other
assets.......................................
 .............................................
 ..........                2,629

----------------
   Total
assets.......................................
 .............................................
 .......           90,966,738

----------------
Liabilities
Forward currency contracts - net amount
payable to
counterparties...............................
 ..........            1,083,966
Payable for Fund shares
reacquired...................................
 .....................................
256,228
Accrued
expenses.....................................
 .............................................
 ........              209,304
Dividends
payable......................................
 .............................................
 ......              202,250
Management fee
payable......................................
 .............................................
 .               42,845
Distribution fee
payable......................................
 ............................................
13,817

----------------
   Total
liabilities..................................
 .............................................
 .......            1,808,410

----------------
Net
Assets.......................................
 .............................................
 ............      $    89,158,328

----------------

----------------
Net assets were comprised of:
   Common stock, at
par..........................................
 .........................................
$        10,602
   Paid-in capital in excess of
par..........................................
 .............................
139,070,079

----------------

139,080,681
   Undistributed net investment
income.......................................
 .............................
4,198,301
   Accumulated net realized loss on
investments..................................
 .........................
(51,059,616)
   Net unrealized depreciation on investments
and foreign
currencies...................................
 ...           (3,061,038)

----------------
Net assets, October 31,
1997.........................................
 .....................................      $
89,158,328

----------------

----------------
Class A:
   Net asset value and redemption price per
share
      ($85,109,511 / 10,123,058 shares of
common stock issued and
outstanding)............................
$8.41
   Maximum sales charge (3.00% of offering
price).......................................
 ..................                  .26

----------------
   Maximum offering price to
public.......................................
 ................................
$8.67

----------------

----------------
Class B:
   Net asset value, offering price and
redemption price per share
      ($3,937,855 / 466,008 shares of common
stock issued and
outstanding)................................
$8.45

----------------

----------------
Class C:
   Net asset value, offering price and
redemption price per share
      ($106,702 / 12,627 shares of common
stock issued and
outstanding).................................
 ..                $8.45

----------------

----------------
Class Z:
   Net asset value, offering price and
redemption price per share
      ($4,260 / 505 shares of common stock
issued and
outstanding).................................
 .......                $8.44

----------------

----------------

---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     6

PRUDENTIAL GLOBAL LIMITED
MATURITY FUND, INC.
LIMITED MATURITY PORTFOLIO
Statement of Operations
---------------------------------------------
---------------

Year Ended
Net Investment Income
October 31, 1997
Income

Interest...................................
$  8,427,387

----------------
Expenses
   Management
fee.............................
559,063
   Distribution fee--Class
A..................          125,386
   Distribution fee--Class
B..................          134,558
   Distribution fee--Class
C..................              870
   Transfer agent's fees and
expenses.........          179,000
   Custodian's fees and
expenses..............          163,000
   Reports to
shareholders....................
159,000
   Registration
fees..........................
63,000
   Directors' fees and
expenses...............           34,000
   Audit
fee..................................
30,000
   Legal fees and
expenses....................           20,000

Insurance..................................
2,000

Miscellaneous..............................
9,391

----------------
      Total
expenses..........................
1,479,268

----------------
Net investment
income.........................
6,948,119

----------------
Realized and Unrealized
Gain (Loss) on Investments and
Foreign Currency Transactions
Net realized gain (loss) on:
   Investment
transactions....................
(647,881)
   Foreign currency
transactions..............        4,587,258

----------------

3,939,377

----------------
Net change in unrealized depreciation of:

Investments................................
(5,168,458)
   Foreign
currencies.........................
(495,920)

----------------

(5,664,378)

----------------
Net loss on investments and foreign

currencies.................................
(1,725,001)

----------------
Net Increase in Net Assets
Resulting from
Operations.....................     $
5,223,118

----------------

----------------

PRUDENTIAL GLOBAL LIMITED
MATURITY FUND, INC.
LIMITED MATURITY PORTFOLIO
Statement of Changes in Net Assets
---------------------------------------------
---------------

Increase (Decrease)                     Year
Ended October 31,
in Net Assets                            1997
1996
Operations
   Net investment income.........    $
6,948,119      $  8,406,425
   Net realized gain on
      investment and foreign
      currency transactions......
3,939,377         3,647,613
   Net change in unrealized
      appreciation/depreciation
      of investments and foreign
      currencies.................
(5,664,378)        1,604,117
                                   ----------
------    ------------
Net increase in net assets
   resulting from operations.....
5,223,118        13,658,155
                                   ----------
------    ------------
Dividends and distributions (Note
   1):
   Dividends from net investment
      income
      Class A....................
(5,803,256)       (3,551,164)
      Class B....................
(1,137,460)       (4,273,201)
      Class C....................
(7,370)             (258)
      Class Z....................
(33)          --
                                   ----------
------    ------------

(6,948,119)       (7,824,623)
                                   ----------
------    ------------
   Distributions in excess of net
      investment income
      Class A....................
(2,383,691)          --
      Class B....................
(802,612)          --
      Class C....................
(1,338)          --
      Class Z....................
(4)          --
                                   ----------
------    ------------

(3,187,645)          --
                                   ----------
------    ------------
Fund share transactions (net of
   share conversions) (Note 6)
   Net proceeds from shares
      sold.......................
15,362,799        43,445,909
   Net asset value of shares
      issued in reinvestment of
      dividends and
      distributions..............
5,830,223         4,419,538
   Cost of shares reacquired.....
(41,030,001)      (66,462,304)
                                   ----------
------    ------------
Net decrease in net assets from
   Fund share transactions.......
(19,836,979)      (18,596,857)
                                   ----------
------    ------------
Total decrease...................
(24,749,625)      (12,763,325)
Net Assets
Beginning of year................
113,907,953       126,671,278
                                   ----------
------    ------------
End of year......................    $
89,158,328      $113,907,953
                                   ----------
------    ------------
                                   ----------
------    ------------

---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     7

PRUDENTIAL GLOBAL LIMITED

MATURITY FUND, INC.
Notes to Financial Statements
LIMITED MATURITY PORTFOLIO
---------------------------------------------
-----------------------------------
Prudential Global Limited Maturity Fund, Inc.
(the 'Fund') is registered under
the Investment Company Act of 1940 as a non-
diversified, open-end, management
investment company. The Fund was incorporated
in Maryland on February 21, 1990.
Prior to January 19, 1996 the Fund consisted
of two series, namely: Limited
Maturity Portfolio and Global Assets
Portfolio. On January 19, 1996, the Limited
Maturity Portfolio acquired the assets of the
Global Assets Portfolio. The
Limited Maturity Portfolio (the 'Portfolio')
commenced investment operations on
November 1, 1990. The investment objective of
the Portfolio is to maximize total
return, the components of which are current
income and capital appreciation, by
investing primarily in a portfolio of
investment grade debt securities. The
ability of the issuers of the debt securities
held by the Fund to meet their
obligations may be affected by economic
developments in a specific country or
industry.
---------------------------------------------
---------------
Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the
Fund in the preparation of its financial statements.

Securities Valuation: In valuing the Fund's assets, quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents at the then current currency value. Government securities for which quotations are available will be based on prices provided by an independent pricing service or broker-dealer. Other portfolio securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the average of the quoted bid and asked prices provided by an independent pricing service or by principal market makers. Any security for which the primary market is on an exchange is valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last bid and asked prices on such day or at the bid price on such day in the absence of an asked price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost which approximates market value.

In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund's policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest.
If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities--at the closing daily rate of exchange;

(ii) purchases and sales of investment
securities, income and expenses--at the
rate of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are
presented at the foreign exchange rates
and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the fiscal period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term debt securities sold during the fiscal period.
Accordingly, such realized foreign
currency gains and losses are included in the reported net realized gains
(losses) on investment transactions.

Net realized gain on foreign currency
transactions represents net foreign
exchange gains or losses from sales and
maturities of short-term securities,
holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of interest and foreign taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at fiscal period end exchange rates are reflected as a component of net unrealized appreciation/depreciation on investments and foreign currencies.

Foreign security and currency transactions
may involve certain considerations
and risks not typically associated with those
of U.S. companies as a result of,
among other factors, the possibility of
political and economic instability and
the level of governmental supervision and
regulation of foreign securities
markets.
Forward Currency Contracts: A forward
currency contract is a commitment to
purchase or sell a foreign currency at a
future date at a negotiated
---------------------------------------------
-----------------------------------
                                       8

PRUDENTIAL GLOBAL LIMITED

MATURITY FUND, INC.
Notes to Financial Statements
LIMITED MATURITY PORTFOLIO
---------------------------------------------
-----------------------------------
forward rate. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on investments and foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Securities Transactions and Net Investment
Income: Securities transactions are
recorded on the trade date. Realized gains and losses from security and currency transactions are calculated on the identified cost basis. Interest income is recorded on the accrual basis. The Fund amortizes discounts on purchases of debt securities as adjustments to income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income (other than
distribution fees) and unrealized and
realized
gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund
declares daily and pays dividends from
book basis net investment income monthly and makes distributions at least annually of any net capital gains. Dividends and distributions are recorded on the ex-dividend date.

Income distributions and capital gain
distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions.

Reclassification of Capital Accounts: The
Portfolio accounts and reports for
distributions to shareholders in accordance with American Institute of Certified
Public Accountants (AICPA) Statement of
Position 93-2: Determination,
Disclosure, and Financial Statement
Presentation of Income, Capital Gain, and
Return of Capital Distributions by Investment
Companies. The effect of applying
this statement was to increase undistributed net investment income by
$3,566,228, increase accumulated net realized loss on investments by $14,498,557 and increase paid in capital by $10,932,329.
This was primarily the result of
net foreign currency gains incurred for the year ended October 31, 1997 and the capital loss carryforward of $10,932,329 assumed upon the merger of Global
Assets Portfolio on January 19, 1996. Net investment income, net realized gains and net assets were not affected by this change.

Federal Income Taxes: It is the intent of the
Fund to continue to meet the
requirements of the Internal Revenue Code
applicable to regulated investment
companies and to distribute all of its
taxable income to shareholders.
Therefore, no federal income tax provision is
required.
---------------------------------------------
---------------
Note 2. Agreements

The Fund has a management agreement with Prudential Investments Fund Management
LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential
Investment Corporation ('PIC'); PIC, through an agreement with PRICOA Asset
Management Ltd. ('PRICOA'), furnishes
investment advisory services in connection with the management of the Fund. PIFM pays for the services of PIC, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid PIFM is computed daily and payable monthly at an annual rate of .55 of 1% of the average daily net assets of the Portfolio.

The Fund has a distribution agreement with Prudential Securities Incorporated
('PSI'), which acts as the distributor of the Class A, B, C and Z shares of the
Fund. The Fund compensates PSI for
distributing and servicing the Fund's Class
A, Class B and Class C shares, pursuant to plans of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred by PSI. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PSI as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the
Fund compensates PSI for
distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1%, of the average daily net assets of the Class
A, B and C shares, respectively.
Such expenses under the Plans were .15 of 1%,
 .75 of 1% and .75 of 1% of the
average daily net assets of the Class A, B and C shares, respectively, for the year ended October 31, 1997.

PSI has advised the Fund that it has received
approximately $2,000 in front-end
sales charges resulting from sales of Class A
shares during the year ended
October 31, 1997. From these fees, PSI paid
such sales charges
---------------------------------------------
-----------------------------------
                                       9

PRUDENTIAL GLOBAL LIMITED

MATURITY FUND, INC.
Notes to Financial Statements
LIMITED MATURITY PORTFOLIO
---------------------------------------------
-----------------------------------
to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PSI has advised the Fund that for the year ended October 31, 1997, it received approximately $17,700 and $300 in contingent deferred sales charges imposed upon certain redemptions by Class B and C shareholders, respectively.

The Fund, along with other affiliated
registered investment companies (the
'Funds'), entered into a credit agreement
(the 'Agreement') on December 31, 1996
with an unaffiliated lender. The maximum commitment under the Agreement is
$200,000,000. The Agreement expires on
December 30, 1997. Interest on any such
borrowings outstanding will be at market rates. The purpose of the Agreement is to serve as an alternative source of funding for capital share redemptions. The
Fund has not borrowed any amounts pursuant to the Agreement as of October 31, 1997. The Funds pay a commitment fee at an annual rate of .055 of 1% on the unused portion of the credit facility. The commitment fee is accrued and paid quarterly on a pro-rata basis by the Funds.

PSI, PIFM, PIC and PRICOA are indirect,
wholly-owned subsidiaries of The
Prudential Insurance Company of America.
---------------------------------------------
---------------
Note 3. Other Transactions With Affiliates

Prudential Mutual Fund Services LLC ('PMFS'),
a wholly-owned subsidiary of PIFM,
serves as the Fund's transfer agent and
during the year ended October 31, 1997,
the Portfolio incurred fees of approximately
$153,000 for the services of PMFS.
As of October 31, 1997, approximately $11,000
of such fees were due to PMFS.
Transfer agent fees and expenses in the
Statement of Operations include certain
out-of-pocket expenses paid to non-
affiliates.
---------------------------------------------
---------------
Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments and options, for the year ended October 31, 1997 aggregated $47,422,134 and
$56,954,513, respectively.

The United States federal income tax basis of the Portfolio's investments at
October 31, 1997 was substantially the same as for financial reporting purposes and, accordingly, net unrealized depreciation of investments was $2,476,077
(gross unrealized appreciation--$995,229;
gross unrealized
depreciation--$3,471,306).

For federal income tax purposes, the
Portfolio had a capital loss carryforward as of October 31, 1997, of approximately
$51,059,600 of which $4,207,200 expires
in 2000, $32,949,600 expires in 2001,
$12,011,000 expires in 2002, $1,565,600
expires in 2003 and $326,200 expires in 2004.
Such carryforward is after
utilization of approximately $373,100 of net taxable gains realized and recognized during the year ended October 31, 1997. Accordingly, no capital gains distributions are expected to be paid to shareholders until future net gains have been realized in excess of such carryforward.

At October 31, 1997, the Portfolio had
outstanding forward currency contracts
both to purchase and sell foreign currencies as follows:

                               Value at
Forward Currency            Settlement Date
Current
Purchase Contracts              Payable
Value       Appreciation
--------------------------- ---------------
----------   --------------
Deutschemarks,
  expiring 11/4/97.........   $   309,119
$  307,598      $ (1,521)
Deutschemarks,
  expiring 4/30/98.........     1,950,258
1,959,037         8,779
Norwegian Krone,
  expiring 11/25/97........     2,738,351
2,804,370        66,019
                            ---------------
----------       -------
                              $ 4,997,728
$5,071,005      $ 73,277
                            ---------------
----------       -------
                            ---------------
----------       -------

                             Value at
Forward Currency          Settlement Date
Current     Appreciation/
Sale Contracts              Receivable
Value      Depreciation
------------------------- ---------------   -
----------   ------------
Australian Dollars,
  expiring 11/25/97......   $ 9,073,347     $
8,991,073    $   82,274
French Francs,
  expiring 11/25/97......     4,280,708
4,423,136      (142,428)
Greek Drachma,
  expiring 11/4/97.......       309,120
308,198           922
Greek Drachma,
  expiring 4/30/98.......     1,950,258
2,135,589      (185,331)
Indonesian Rupiah,
  expiring 12/8/97 -
  2/18/98................     1,147,807
808,814       338,993
Netherland Guilders,
  expiring 11/25/97......    11,347,297
11,680,819      (333,522)
Netherland Guilders,
  expiring 11/25/97......     3,638,352
3,753,158      (114,806)
New Zealand Dollars,
  expiring 11/25/97......     3,445,112
3,457,983       (12,871)
Swiss Francs,
  expiring 11/25/97......     5,211,527
5,505,014      (293,487)
                          ---------------   -
----------   ------------
                            $40,403,528
$41,063,784    $ (660,256)
                          ---------------   -
----------   ------------
                          ---------------   -
----------   ------------

---------------------------------------------
-----------------------------------
                                       10

PRUDENTIAL GLOBAL LIMITED

MATURITY FUND, INC.
Notes to Financial Statements
LIMITED MATURITY PORTFOLIO
---------------------------------------------
-----------------------------------
Note 5. Joint Repurchase Agreement Account

The Portfolio, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or Federal agency obligations. As of October 31, 1997, the Portfolio has a 0.2% undivided interest in the repurchase agreements in the joint account. The undivided interest for the Portfolio represents
$1,821,000 in principal amount. As of such date, each repurchase agreement in the joint account and the value of the collateral therefor were as follows:

Bear Stearns, 5.70%, in the principal amount of $236,000,000, repurchase price
$236,112,100, due 11/3/97. The value of the
collateral including accrued
interest was $241,912,917.

Credit Suisse First Boston, 5.72%, in the principal amount of $237,440,000, repurchase price $237,553,180, due 11/3/97.
The value of the collateral
including accrued interest was $246,134,363.

Deutsche Morgan Grenfell, 5.70%, in the
principal amount of $236,000,000,
repurchase price $236,112,100, due 11/3/97.
The value of the collateral
including accrued interest was $240,720,618.

SBC Warburg, 5.66%, in the principal amount
of $92,714,000, repurchase price
$92,757,730, due 11/3/97. The value of the
collateral including accrued interest
was $94,588,984.
---------------------------------------------
---------------
Note 6. Capital

The Portfolio offers Class A, Class B, Class
C and Class Z shares. Class A
shares are sold with a front-end sales charge of up to 3.0%. Class B shares are sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first year. Class B shares will automatically convert to Class A shares on a quarterly basis approximately five years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Effective January 27, 1997, the
Portfolio commenced offering Class Z
shares. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors. The Portfolio has authorized 2 billion shares of common stock at $.001 par value per share equally divided into Class A, B, C and Z shares.

Transactions in shares of common stock for the fiscal years ended October 31, 1997 and 1996 were as follows.

Class A
Shares         Amount
------------------------------------  -------
---    ------------
Year ended October 31, 1997:
Shares sold.........................
1,677,463    $ 14,801,446
Shares issued in reinvestment of
  dividends and distributions.......
550,154       4,710,600
Shares reacquired...................
(2,618,160)    (22,399,789)
                                      -------
---    ------------
Net decrease in shares outstanding
  before conversion.................
(390,543)     (2,887,743)
Shares issued upon conversion from
  Class B...........................
2,682,675      22,909,615
                                      -------
---    ------------
Net increase in shares
  outstanding.......................
2,292,132    $ 20,021,872
                                      -------
---    ------------
                                      -------
---    ------------
Year ended October 31, 1996:
Shares sold.........................
2,325,511    $ 19,588,772
Shares acquired in connection with
  acquisition of Global Assets
  Portfolio.........................
2,681,423      22,872,535
Shares issued in reinvestment of
  dividends.........................
229,876       1,972,625
Shares reacquired...................
(2,553,129)    (21,903,466)
                                      -------
---    ------------
Net increase in shares outstanding
  before conversion.................
2,683,681      22,530,466
Shares issued upon conversion from
  Class B...........................
2,976,230      25,476,313
                                      -------
---    ------------
Net increase in shares
  outstanding.......................
5,659,911    $ 48,006,779
                                      -------
---    ------------
                                      -------
---    ------------
Class B
------------------------------------
Year ended October 31, 1997:
Shares sold.........................
53,550    $    462,980
Shares issued in reinvestment of
  dividends and distributions.......
128,673       1,112,119
Shares reacquired...................
(2,106,270)    (18,586,016)
                                      -------
---    ------------
Net decrease in shares outstanding
  before conversion.................
(1,924,047)    (17,010,917)
Shares reacquired upon conversion
  into Class A......................
(2,672,625)    (22,909,615)
                                      -------
---    ------------
Net decrease in shares
  outstanding.......................
(4,596,672)   $(39,920,532)
                                      -------
---    ------------
                                      -------
---    ------------

---------------------------------------------
-----------------------------------
                                       11

PRUDENTIAL GLOBAL LIMITED

MATURITY FUND, INC.
Notes to Financial Statements
LIMITED MATURITY PORTFOLIO
---------------------------------------------
-----------------------------------

Class B
Shares         Amount
------------------------------------  -------
---    ------------
Year ended October 31, 1996:
Shares sold.........................
109,083    $    932,602
Shares issued in reinvestment of
  dividends.........................
286,095       2,446,729
Shares reacquired...................
(5,250,123)    (44,558,838)
                                      -------
---    ------------
Net decrease in shares outstanding
  before conversion.................
(4,854,945)    (41,179,507)
Shares reacquired upon conversion
  into Class A......................
(2,966,156)    (25,476,313)
                                      -------
---    ------------
Net decrease in shares
  outstanding.......................
(7,821,101)   $(66,655,820)
                                      -------
---    ------------
                                      -------
---    ------------
Class C
------------------------------------
Year ended October 31, 1997:
Shares sold.........................
10,910    $     94,072
Shares issued in reinvestment of
  dividends and distributions.......
872           7,480
Shares reacquired...................
(5,205)        (44,196)
                                      -------
---    ------------
Net increase in shares
  outstanding.......................
6,577    $     57,356
                                      -------
---    ------------
                                      -------
---    ------------
Year ended October 31, 1996:
Shares sold.........................
5,939    $     52,000
Shares issued in reinvestment of
  dividends.........................
21             184
                                      -------
---    ------------
Increase in shares outstanding......
5,960    $     52,184
                                      -------
---    ------------
                                      -------
---    ------------
Class Z
------------------------------------
January 27, 1997(a) through
  October 31, 1997:
Shares sold.........................
502    $      4,301
Shares issued in reinvestment of
  dividends and distributions.......
3              24
                                      -------
---    ------------
Increase in shares outstanding......
505    $      4,325
                                      -------
---    ------------
                                      -------
---    ------------

---------------
(a) Commencement of offering of Class Z
shares.
---------------------------------------------
---------------
Note 7. Dividends
On December 11, 1997, the Board of Directors
of the Fund declared a Special
Ordinary Income Dividend of $.30 per Class A,
B, C, and Z Shares, payable on
December 19, 1997 to shareholders of record
on December 16, 1997.
---------------------------------------------
-----------------------------------
                                       12

PRUDENTIAL GLOBAL LIMITED

MATURITY FUND, INC.
Financial Highlights
LIMITED MATURITY PORTFOLIO
---------------------------------------------
-----------------------------------

Class A

---------------------------------------------
-----------

Year Ended October 31,

---------------------------------------------
-----------

1997(b)      1996        1995        1994
1993

-------     -------     -------     -------
--------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
year..................    $  8.82     $  8.39
$  8.56     $  9.29     $   9.16

-------     -------     -------     -------
--------
Income from investment operations
Net investment
income...............................
 .60         .60         .61         .70
 .97
Net realized and unrealized gain (loss) on
   investment and foreign currency
transactions.....       (.16)        .40
(.21)       (.86)        (.26)

-------     -------     -------     -------
--------
   Total from investment
operations.................        .44
1.00         .40        (.16)         .71

-------     -------     -------     -------
--------
Less distributions
Dividends from net investment
income................       (.60)
(.57)       (.48)         --         (.58)
Distributions in excess of net investment
income....       (.25)         --          --
--           --
Tax return of capital
distributions.................         --
--        (.09)       (.57)          --

-------     -------     -------     -------
--------
   Total
distributions..............................
(.85)       (.57)       (.57)       (.57)
(.58)

-------     -------     -------     -------
--------
Net asset value, end of
year........................    $  8.41     $
8.82     $  8.39     $  8.56     $   9.29

-------     -------     -------     -------
--------

-------     -------     -------     -------
--------
TOTAL
RETURN(a):...................................
 .       5.14%      12.35%       4.92%
(1.89)%       7.96%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
(000).......................    $85,109
$69,051     $18,216     $28,841     $ 59,458
Average net assets
(000)............................    $83,590
$53,284     $20,153     $38,000     $ 70,347
Ratios to average net assets:
   Expenses, including distribution
fees............       1.35%       1.32%
1.21%       1.17%        1.02%
   Expenses, excluding distribution
fees............       1.20%       1.17%
1.06%       1.02%         .87%
   Net investment
income............................
6.94%       7.12%       7.25%       7.67%
10.81%
For Class A, B, C and Z shares:
   Portfolio turnover
rate..........................         53%
101%        199%        232%         307%

---------------
(a) Total return does not consider the
effects of sales loads. Total return is
    calculated assuming a purchase of shares
on the first day and a sale on the
    last day of each year reported and
includes reinvestment of dividends and
    distributions.
(b) Calculated based upon average shares
outstanding during the year.
---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     13

PRUDENTIAL GLOBAL LIMITED

MATURITY FUND, INC.
Financial Highlights
LIMITED MATURITY PORTFOLIO
---------------------------------------------
-----------------------------------

Class B

---------------------------------------------
--------------

Year Ended October 31,

---------------------------------------------
--------------

1997(b)       1996         1995         1994
1993

-------     --------     --------     -------
-     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
year...............   $  8.85     $   8.42
$   8.56     $   9.29     $   9.16

-------     --------     --------     -------
-     --------
Income from investment operations
Net investment
income............................       .55
 .55          .56          .62          .88
Net realized and unrealized gain (loss) on
   investment and foreign currency

transactions.................................
 .      (.16)         .40         (.19)
(.86)        (.26)

-------     --------     --------     -------
-     --------
   Total from investment
operations..............       .39
 .95          .37         (.24)         .62

-------     --------     --------     -------
-     --------
Less distributions
Dividends from net investment
income.............      (.55)        (.52)
(.43)          --         (.49)
Distributions in excess of net investment

income.......................................
 .      (.24)          --           --
--           --
Tax return of capital
distributions..............        --
--         (.08)        (.49)          --

-------     --------     --------     -------
-     --------
   Total
distributions...........................
(.79)        (.52)        (.51)        (.49)
(.49)

-------     --------     --------     -------
-     --------
Net asset value, end of
year.....................   $  8.45     $
8.85     $   8.42     $   8.56     $   9.29

-------     --------     --------     -------
-     --------

-------     --------     --------     -------
-     --------
TOTAL
RETURN(a):.................................
4.59%       11.61%        4.60%       (2.62)%
7.00%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
(000)....................   $ 3,938     $
44,804     $108,454     $188,966     $375,013
Average net assets
(000).........................   $17,941
$ 70,794     $139,248     $281,143
$474,175
Ratios to average net assets:
   Expenses, including distribution
fees.........      1.95%        1.92%
1.83%        1.97%        1.87%
   Expenses, excluding distribution
fees.........      1.20%        1.17%
1.08%        1.02%         .87%
   Net investment
income.........................      6.34%
6.51%        6.61%        6.82%        9.42%

---------------
(a) Total return does not consider the
effects of sales loads. Total return is
    calculated assuming a purchase of shares
on the first day and a sale on the
    last day of each year reported and
includes reinvestment of dividends and
    distributions.
(b) Calculated based upon average shares
outstanding during the year.
---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     14

PRUDENTIAL GLOBAL LIMITED

MATURITY FUND, INC.
Financial Highlights
LIMITED MATURITY PORTFOLIO
---------------------------------------------
-----------------------------------

Class C                               Class Z

---------------------------------------------
----------     -----------

August 1,      January 27,

1994(c)         1997(d)

Year Ended October 31,                Through
Through

---------------------------------------
October 31,     October 31,

1997(f)        1996            1995
1994           1997(f)

-------     -----------     -----------     -
----------     -----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period.............   $  8.85       $  8.42
$  8.56         $  8.61         $  8.57

-------     -----------     -----------     -
----------     -----------
Income from investment operations
Net investment
income............................       .55
 .55             .54             .14
 .43
Net realized and unrealized gain (loss) on
   investment and foreign currency

transactions.................................
 .      (.16)          .40            (.17)
(.06)           (.11)

-------     -----------     -----------     -
----------     -----------
   Total from investment
operations..............       .39
 .95             .37             .08
 .32

-------     -----------     -----------     -
----------     -----------
Less distributions
Dividends from net investment
income.............      (.55)         (.52)
(.43)             --            (.43)
Distributions in excess of net investment

income.......................................
 .      (.24)           --              --
--            (.02)
Tax return of capital
distributions..............        --
--            (.08)           (.13)
--

-------     -----------     -----------     -
----------     -----------
   Total
distributions...........................
(.79)         (.52)           (.51)
(.13)           (.45)

-------     -----------     -----------     -
----------     -----------
Net asset value, end of
period...................   $  8.45       $
8.85         $  8.42         $  8.56
$  8.44

-------     -----------     -----------     -
----------     -----------

-------     -----------     -----------     -
----------     -----------
TOTAL
RETURN(a):.................................
4.59%        11.61%           4.60%
0.75%           3.53%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)..................   $   107       $
54         $   755(e)      $   200(e)      $
4
Average net assets
(000).........................   $   116
$     4         $ 1,461(e)      $   199(e)
$   308(e)
Ratios to average net assets:
   Expenses, including distribution
fees.........      1.95%         1.92%
1.70%            .93%(b)        1.20%(b)
   Expenses, excluding distribution
fees.........      1.20%         1.17%
 .95%            .18%(b)        1.20%(b)
   Net investment
income.........................      6.36%
6.35%           6.43%           7.02%(b)
14.07%(b)

---------------
(a) Total return does not consider the
effects of sales loads. Total return is
    calculated assuming a purchase of shares
on the first day and a sale on the
    last day of each period reported and
includes reinvestment of dividends and
    distributions. Total returns for periods
of less than a full year are not
    annualized.
(b) Annualized.
(c) Commencement of offering of Class C
shares.
(d) Commencement of offering of Class Z
shares.
(e) Figures are actual and not rounded to the
nearest thousand.
(f) Calculated based upon average shares
outstanding during the period.
---------------------------------------------
-----------------------------------
See Notes to Financial Statements.     15

PRUDENTIAL GLOBAL LIMITED

MATURITY FUND, INC.
Report of Independent Accountants
LIMITED MATURITY PORTFOLIO
---------------------------------------------
-----------------------------------
To the Shareholders and Board of Directors of Prudential Global Limited Maturity Fund, Inc.
Limited Maturity Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prudential Global Limited Maturity
Fund, Inc., Limited Maturity Portfolio (the
'Fund') at October 31, 1997, and the
results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights
(hereafter referred to as 'financial
statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 1997 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above. The accompanying statement of changes in net assets for the year ended
October 31, 1996 and the financial highlights for the periods other than the year ended October 31, 1997 were audited by other independent accountants, whose opinion dated December 12, 1996 was unqualified.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York
December 23, 1997
---------------------------------------------
-----------------------------------
                                       16

PRUDENTIAL GLOBAL LIMITED

MATURITY FUND, INC.
Changes of Auditors
LIMITED MATURITY PORTFOLIO
---------------------------------------------
-----------------------------------
Effective March 1, 1997, Deloitte & Touche
LLP was terminated as the Fund's
auditors. For the years ended October 31,
1993, through October 31, 1996,
Deloitte & Touche LLP expressed an
unqualified opinion on the Fund's financial
statements. There were no disagreements
between Fund management and Deloitte &
Touche LLP prior to their termination. The
Board of Directors approved the
termination of Deloitte & Touche LLP and the
appointment of Price Waterhouse LLP
as the Fund's independent accountants.
---------------------------------------------
-----------------------------------
                                       17

Getting The Most From Your Prudential Mutual
Fund.
Some mutual fund shareholders won't ever read this -- they don't read annual and semi-annual reports. It's quite understandable. These annual and semi-annual reports are prepared to comply with Federal regulations. They are often written in language that is difficult to understand. So when most people run into those particularly daunting sections of these reports, they don't read them.

We think that's a mistake.

At Prudential Mutual Funds, we've made some changes to our report to make it easier to understand and more pleasant to read, in hopes you'll find it profitable to spend a few minutes familiarizing yourself with your investment.
Here's what you'll find in the report:

At A Glance
Since an investment's performance is often a shareholder's primary concern, we present performance information in two different formats. You'll find it first on the "At A Glance" page where we compare the Fund and the comparable average calculated by Lipper Analytical Services, a nationally recognized mutual fund rating agency. We report both the cumulative total returns and the average annual total returns. The cumulative total return is the total amount of income and appreciation the Fund has achieved in various time periods. The average annual total return is an annualized representation of the Fund's performance -- it generally smoothes out returns and gives you an idea how much the Fund has earned in an average year, for a given time period. Under the performance box, you'll see legends that explain the performance information, whether fees and sales charges have been included in returns, and the inception dates for the Fund's share classes.

See the performance comparison charts at the back of the report for more performance information. And keep in mind that past performance is not indicative of future results.

Portfolio Manager's Report
The portfolio manager who invests your money for you reports on successful -- and not-so-successful -- strategies in this section of your report. Look for recent purchases and sales here, as well as information about the sectors the portfolio manager favors and any changes that are on the drawing board.

Portfolio Of Investments
This is where the report begins to look
technical, but it's really just a
listing of each security held at the end of the reporting period, along with valuations and other information. Please note that sometimes we discuss a security in the Portfolio Manager's Report that doesn't appear in this listing because it was sold before the close of the reporting period.

Statement Of Assets And Liabilities
The balance sheet shows the assets (the value of the Fund's holdings), liabilities (how much the Fund owes) and net assets (the Fund's equity, or holdings after the Fund pays its debts) as of the end of the reporting period.
It also shows how we calculate the net asset value per share for each class of shares. The net asset value is reduced by payment of your dividend, capital gain, or other distribution, but remember that the money or new shares are being paid or issued to you. The net asset value fluctuates daily along with the value of every security in the portfolio.

Statement Of Operations
This is the income statement, which details income (mostly interest and dividends earned) and expenses (including what you pay us to manage your money). You'll also see capital gains here -- both realized and unrealized.

Statement Of Changes In Net Assets
This schedule shows how income and expenses translate into changes in net assets. The Fund is required to pay out the bulk of its income to shareholders every year, and this statement shows you how we do it -- through dividends and distributions -- and how that affects the net assets. This statement also shows how money from investors flowed into and out of the Fund.

Notes To Financial Statements
This is the kind of technical material that can intimidate readers, but it does contain useful information. The Notes provide a brief history and explanation of your Fund's objectives. In addition, they also outline how
Prudential Mutual Funds prices securities.
The Notes also explain who manages
and distributes the Fund's shares, and more importantly, how much they are paid for doing so. Finally, the Notes explain how many shares are outstanding and the number issued and redeemed over the period.

Financial Highlights
This information contains many elements from prior pages, but on a per share basis. It is designed to help you understand how the Fund performed and to compare this year's performance and expenses to those of prior years.

Independent Auditor's Report
Once a year, an outside auditor looks over our books and certifies that the information is fairly presented and complies with generally accepted accounting principles.

Tax Information
This is information which we report annually about how much of your total return is taxable. Should you have any questions, you may want to consult a tax advisor.

Performance Comparison
These charts are included in the annual
report and are required by the
Securities Exchange Commission. Performance is presented here as a hypothetical $10,000 investment in the Fund since its inception or for
10 years (whichever is shorter). To help you put that return in context, we are required to include the performance of an unmanaged, broad based securities index, as well. The index does not reflect the cost of buying the securities it contains or the cost of managing a mutual fund. Of course, the index holdings do not mirror those of the fund -- the index is a broadly based reference point commonly used by investors to measure how well they are doing. A definition of the selected index is also provided. Investors generally cannot invest directly in an index.

Getting The Most From Your Prudential Mutual
Fund.
Change Your Mind.
You can exchange your shares in most
Prudential Mutual Funds for shares in
most other Prudential Mutual Funds, without charges. This may be most helpful if your investment needs change.

Reinvest Dividends Free Of Charge.
Reinvest your dividends and/or capital gains distributions automatically -- without charge.

Invest For Retirement.
There is no minimum investment for an IRA.
Plus, you defer taxes on your
investment earnings by investing in an IRA.

If you'd like, you can contribute up to
$2,000 a year in an IRA. And if you
are married and not covered by a retirement plan at work, you and your spouse may each contribute $2,000 a year to an IRA for a total of $4,000.

Change Your Job.
You can take your pension with you. Use a rollover IRA to manage your company-sponsored retirement plan while retaining the special tax-deferred advantages.

Invest In Your Children.
There's no fee to open a custodial account for a child's education or other needs.

Take Income.
Would you like to receive monthly or
quarterly checks in any amount from your fund account? Just let us know. We'll take care of it. Of course, there are minimum amounts. And shares redeemed may be subject to tax, and Class B and C shares may be subject to contingent deferred sales charges. We'll gladly answer your questions.

Keep Informed.
We want to keep you up-to-date. Of course, you receive account activity statements every quarter. But you also receive annual and semi-annual fund reports, as well as other important updates on events that affect your investments, including tax information.

This material is only authorized for
distribution when preceded or accompanied by a current prospectus. Read the prospectus carefully before you invest or send money.

Comparing A $10,000 Investment.
Prudential Global Limited Maturity Fund, Inc.
- Limited
Maturity Portfolio vs. J.P. Morgan Global
Short Term Index.

[] Prudential Global Limited Maturity Fund,
Inc.: Limited Maturity Portfolio

-- J.P. Morgan Global ST Index

Past performance is not indicative of future results. Investment return and principal will fluctuate so an investor's shares, when redeemed, may be worth more or less than their original cost. The box on top of the graphs are designed to give you an idea how much the Portfolio's returns can fluctuate from year to year by measuring the best and worst calendar years in terms of total annual returns since the inception of each share class.

These graphs are furnished to you in
accordance with SEC regulations. They
compare a $10,000 investment in the
Prudential Global Limited Maturity Fund -
Limited Maturity Portfolio (Class A, Class B,
Class C and Class Z) with a
similar investment in the J.P. Morgan Global
Short-Term Index (GSTI) by
portraying the initial account values and the commencement of operations of
Class A, Class B, Class C and Class Z shares and subsequent account values at the end of each fiscal year (October 31) beginning in 1990 for Class A and Class B shares, in 1994 for Class C shares and in 1997 for Class Z shares.
For purposes of the graphs and unless
otherwise indicated the accompanying
tables, it has been assumed that (a) the current maximum sales charge was deducted from the initial $10,000 investment in Class A shares; (b) the maximum applicable contingent deferred sales charge was deducted from the value of the investment in Class B and C shares, assuming full redemption of shares on October 31, 1997; (c) all recurring fees (including management fees) were deducted; and (d)all dividends and distributions were reinvested. Class B shares will automatically convert to Class A shares on a quarterly basis approximately five years after purchase. This conversion feature is not reflected in these graphs. Class Z shares do not carry sales charges or distribution fee. Since Class Z shares have been in existence less than a year, no average annual total returns are presented.

The J.P. Morgan Global Short-Term Index is a weighted index of liquid, short-term government bonds of the following nations: Belgium, Sweden, Germany,
Australia, Canada, Denmark, France, Italy,
Japan, the Netherlands, Spain, the
United States and the United Kingdom. The
GSTI is an unmanaged index and
changes in market capitalization in the GSTI are revised monthly. The GSTI does not reflect the payment of transaction costs and advisory fees associated with an investment in the Portfolio. The securities which comprise the GSTI may differ substantially from the securities held by the Portfolio. The GSTI is not the only index that may be used to characterize performance of global income funds and other indexes may portray different comparative performance.

Best Year:  1996  12.73%
Worst Year: 1994  -4.70%

Class A          Average Annual Total Returns
- Class A
                 With Sales Load
                 5.00% Since Inception
                 4.95% for 5 Years
                 1.99% for 1 Year

                 Without Sales Load
                 5.45% Since Inception
                 5.60% for 5 Years
                 5.14% for 1 Year

Best Year:  1996  11.98%
Worst Year: 1994  -5.13%

Class B          Average Annual Total Returns
- Class B
                 With Sales Load
                 4.73% Since Inception
                 4.94% for 5 Years
                 1.59% for 1 Year

                 Without Sales Load
                 4.73% Since Inception
                 4.94% for 5 Years
                 4.59% for 1 Year

Class C          Average Annual Total Returns
- Class C
                 With Sales Load
                 6.58% Since Inception
                 3.59% for 1 Year

                 Without Sales Load
                 6.58% Since Inception
                 4.59% for 1 Year

Class Z

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http://www.prudential.com

Directors
Edward D. Beach
Delayne Dedrick Gold
Robert F. Gunia
Donald D. Lennox
Douglas H. McCorkindale
Mendel A. Melzer
Thomas T. Mooney
Stephen P. Munn
Richard A. Redeker
Robin B. Smith
Louis A. Weil, III
Clay T. Whitehead

Officers
Richard A. Redeker, President
Thomas A. Early, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Marguerite E.H. Morrison, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

PRICOA Asset Management Ltd.,
100 Piccadilly
London W1V9FN England

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795

The views expressed in this report and
information about the Fund's portfolio
holdings are for the period covered by this report and are subject to change thereafter.

This report is not authorized for
distribution to prospective investors unless preceded or accompanied by a current prospectus.

74433F108         MF144E
74433F207         Cat. #4443632
74433F504
74433F603